Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segments	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Reporting segments (in Segments) | Segments	1
Accounts receivable	$ 199,954	$ 135,272	$ 68,834
Bad debt expense	59,873	49,651
Allowance for credit loss	$ 81,043	29,346
Estimated useful life for property patent	20 years
Impairment losses for equipment and patent costs		(16,356)
Deferred offering cost	1,507,794
Deferred revenue	456,687	520,451
Cost of sales	117,857	153,936
Research and development expense	592,569	1,261,781
Advertising expense	167,472	$ 533,944
Federal deposit insurance corporation coverage limit	$ 250,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life for property plant and equipment	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life for property plant and equipment	7 years
Customer Concentration Risk [Member] | Three Sources [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	41.00%
Customer Concentration Risk [Member] | Two Sources [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		24.00%